Finance Expense - Summary of Finance Expense (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Cash finance expense
Interest on Syndicated Credit Agreement		$ 1,746
Interest on Credit Facilities	$ 437	1,818
Interest payment		5,714
Interest on Senior Convertible Notes		375
Interest on Convertible Notes	421	2,574
Interest on other debt	1,659	1,651
Other finance costs	399	2,659	$ 75
Interest expense	2,916	16,537	75
Non-cash finance expense
Accretion	594	6,696
Amortization of debt issue costs	172	1,730
Interest on Senior Convertible Notes		1,903
Loss on derivative liabilities		1,649
Loss on extinguishment of debt issue costs		488
Other	151	475
Non cash finance expense	917	12,941
Less: interest capitalized relating to CIP (note 10)	(2,036)	(1,280)
Finance costs	$ 1,797	$ 28,198	$ 75